Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 2,147,486	$ 2,532,402
Ending balance	$ 2,532,402	2,512,704	2,147,486	$ 2,532,402
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,078,199	3,115,922	3,668,182
Additions	189,491	435,315	44,065
Disposals	(185,831)	(43,206)	(35,935)
Assets held for sale	(413,677)		(554,790)
Reclassifications		5,543	(5,600)
Reclassifications from assets held for sale		62,875
Ending balance	3,668,182	3,576,449	3,115,922	3,668,182
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,380,068)	(968,436)	(1,135,780)
Depreciation for the year	(160,819)	(136,343)	(139,002)
Disposals	178,788	41,034	33,099
Assets held for sale	226,319		273,251
Impairment			(4)
Ending balance	(1,135,780)	(1,063,745)	(968,436)	(1,135,780)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,301	6,301
Ending balance	6,301	6,301	6,301	6,301
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,301	6,301	6,301
Transfer of pre-delivery payments	0	0	0
Additions	0	0	0
Disposals	0	0	0
Assets held for sale	0		0
Reclassifications	0	0	0
Reclassifications from assets held for sale		0
Ending balance	6,301	6,301	6,301	6,301
Land [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale	0		0
Impairment			0
Ending balance	0	0	0	0
Flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,689,287	2,010,509
Ending balance	2,010,509	1,983,550	1,689,287	2,010,509
Flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,449,527	2,538,774	3,038,594
Transfer of pre-delivery payments	78,143	284,170	49,860
Additions	109,286	75,080	39,492
Disposals	(184,685)	(36,351)	(34,626)
Assets held for sale	(413,677)		(554,790)
Reclassifications	0	1,028	244
Reclassifications from assets held for sale		62,875
Ending balance	3,038,594	2,925,576	2,538,774	3,038,594
Flight equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,283,740)	(849,487)	(1,028,085)
Depreciation for the year	(148,832)	(127,432)	(126,988)
Disposals	178,168	34,893	32,335
Assets held for sale	226,319		273,251
Impairment			0
Ending balance	(1,028,085)	(942,026)	(849,487)	(1,028,085)
Purchase deposits for flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		407,814	463,274
Ending balance	463,274	476,254	407,814	463,274
Purchase deposits for flight equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	474,060	407,814	463,274
Transfer of pre-delivery payments	(78,143)	(284,170)	(49,860)
Additions	67,357	347,010	0
Disposals	0	0	0
Assets held for sale	0		0
Reclassifications	0	5,600	(5,600)
Reclassifications from assets held for sale		0
Ending balance	463,274	476,254	407,814	463,274
Purchase deposits for flight equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0	0
Depreciation for the year	0	0	0
Disposals	0	0	0
Assets held for sale	0		0
Impairment			0
Ending balance	0	0	0	0
Ramp and miscellaneous [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,911	12,466
Ending balance	12,466	7,785	9,911	12,466
Ramp and miscellaneous [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,736	56,613	56,337
Transfer of pre-delivery payments	0	0	0
Additions	2,693	525	582
Disposals	(102)	(3,576)	(306)
Assets held for sale	0		0
Reclassifications	10	0	0
Reclassifications from assets held for sale		0
Ending balance	56,337	53,562	56,613	56,337
Ramp and miscellaneous [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(40,681)	(46,702)	(43,871)
Depreciation for the year	(3,292)	(2,576)	(3,121)
Disposals	102	3,501	290
Assets held for sale	0		0
Impairment			0
Ending balance	(43,871)	(45,777)	(46,702)	(43,871)
Furniture, fixture, equipment a and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,335	5,292
Ending balance	5,292	1,942	2,335	5,292
Furniture, fixture, equipment a and other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,918	32,796	32,798
Transfer of pre-delivery payments	0	0	0
Additions	2,450	1,114	221
Disposals	(570)	(140)	(223)
Assets held for sale	0		0
Reclassifications	0	135	0
Reclassifications from assets held for sale		0
Ending balance	32,798	33,905	32,796	32,798
Furniture, fixture, equipment a and other [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(25,086)	(30,461)	(27,506)
Depreciation for the year	(2,938)	(1,639)	(3,134)
Disposals	518	137	179
Assets held for sale	0		0
Impairment			0
Ending balance	(27,506)	(31,963)	(30,461)	(27,506)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		25,677	28,973
Ending balance	28,973	21,292	25,677	28,973
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,404	67,459	65,291
Transfer of pre-delivery payments	0	0	0
Additions	3,269	290	566
Disposals	(134)	(3,139)	(780)
Assets held for sale	0		0
Reclassifications	12,752	657	2,382
Reclassifications from assets held for sale		0
Ending balance	65,291	65,267	67,459	65,291
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30,561)	(41,782)	(36,318)
Depreciation for the year	(5,757)	(4,696)	(5,759)
Disposals	0	2,503	295
Assets held for sale	0		0
Impairment			0
Ending balance	(36,318)	(43,975)	(41,782)	(36,318)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,161	5,587
Ending balance	5,587	15,580	6,161	5,587
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,253	6,165	5,587
Transfer of pre-delivery payments	0	0	0
Additions	4,436	11,296	3,204
Disposals	(340)	0	0
Assets held for sale	0		0
Reclassifications	(12,762)	(1,877)	(2,626)
Reclassifications from assets held for sale		0
Ending balance	5,587	15,584	6,165	5,587
Construction in progress [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4)	0	0
Depreciation for the year		0	0	0
Disposals		0	0	0
Assets held for sale			0	0
Impairment			(4)
Ending balance	$ 0	$ (4)	$ (4)	$ 0